Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Disclosure Significant Accounting Policies Tables Abstract
Schedule of Dilutive securities were excluded from the computation of diluted loss per share

The table below shows the number of outstanding stock options and warrants as of September 30, 2019 and 2018:

	September 30, 2019	September 30, 2018
	Number of Shares	Number of Shares
Stock Options	58,000	41,200
Warrants	1,374,667	1,731,533
Total	1.432,667	1,772,733

The table below shows the number of outstanding stock options and warrants as of June 30, 2019 and June 30, 2018:

	June 30, 2019	June 30, 2018
	Number of Shares	Number of Shares
Stock Options	58,000	41,200
Warrants	124,666	38,192
Total	182,666	79,392